Deferred Exploration and Evaluation Expenditure	6 Months Ended
Dec. 31, 2024
Deferred Exploration and Evaluation Expenditure [Abstract]
DEFERRED EXPLORATION AND EVALUATION EXPENDITURE
11.	DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

	31 December 2024 $	30 June 2024 $
Exploration and evaluation phases:
Balance at beginning of period	35,213,542	34,724,374
Expenditure incurred	504,827	1,039,863
Foreign exchange movement	(1,099,219)	(550,695)
Balance at end of period	34,619,150	35,213,542

The recoupment of costs carried forward in relation to areas of interest in the exploration and evaluation phases is dependent upon the successful development and commercial exploitation or sale of the respective areas.